2. Loans: Schedule of Contractual Maturity of Loans (Details)	Dec. 31, 2014
Direct Cash Loans
Contractual Maturity as percentage of loan balances	100.00%
Direct Cash Loans | 2015
Contractual Maturity as percentage of loan balances	68.89%
Direct Cash Loans | 2016
Contractual Maturity as percentage of loan balances	26.02%
Direct Cash Loans | 2017
Contractual Maturity as percentage of loan balances	4.26%
Direct Cash Loans | 2018
Contractual Maturity as percentage of loan balances	0.59%
Direct Cash Loans | 2019
Contractual Maturity as percentage of loan balances	0.09%
Direct Cash Loans | 2020 and beyond
Contractual Maturity as percentage of loan balances	0.15%
Real Estate Loans
Contractual Maturity as percentage of loan balances	100.00%
Real Estate Loans | 2015
Contractual Maturity as percentage of loan balances	16.02%
Real Estate Loans | 2016
Contractual Maturity as percentage of loan balances	14.83%
Real Estate Loans | 2017
Contractual Maturity as percentage of loan balances	13.63%
Real Estate Loans | 2018
Contractual Maturity as percentage of loan balances	11.86%
Real Estate Loans | 2019
Contractual Maturity as percentage of loan balances	9.84%
Real Estate Loans | 2020 and beyond
Contractual Maturity as percentage of loan balances	33.82%
Sales Finance Contracts
Contractual Maturity as percentage of loan balances	100.00%
Sales Finance Contracts | 2015
Contractual Maturity as percentage of loan balances	60.89%
Sales Finance Contracts | 2016
Contractual Maturity as percentage of loan balances	27.68%
Sales Finance Contracts | 2017
Contractual Maturity as percentage of loan balances	8.85%
Sales Finance Contracts | 2018
Contractual Maturity as percentage of loan balances	2.12%
Sales Finance Contracts | 2019
Contractual Maturity as percentage of loan balances	0.43%
Sales Finance Contracts | 2020 and beyond
Contractual Maturity as percentage of loan balances	0.03%